AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL EQUITY FUND
(The “Fund")

PROSPECTUS SUPPLEMENT DATED DECEMBER 23, 2009

TO THE CLASS A AND CLASS C SHARES PROSPECTUS

DATED MARCH 1, 2009

            Effective as of the close of business on December 23, 2009 the Class C shares of the fund will be closed.

            Other share classes of the fund will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.